Goldman Sachs Enhanced Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Enhanced Income Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	5.20%	6.24%	(1.19%)	0.20%	2.40%	3.40%